Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous current liabilities [abstract]
Summary of other current liabilities

Amounts in thousands USD	As of December 31, 2022	As of December 31, 2021
Salaries and wages	$13,274	$6,306
Advance invoiced customers	1,694	5,447
Royalties	2,321	1,233
Other current liabilities	8,411	6,663
Total	$25,700	$19,649